LONG-TERM DEBT - Summary of Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Mar. 14, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 27, 2021 CAD ($)	Sep. 27, 2021 USD ($)
LONG-TERM DEBT
Long-term debt	$ 7,422.6			$ 9,999.5	$ 8,836.9
Deferred finance costs	(54.6)			(82.9)
Less: Current portion of long-term debt	0.0			(1,146.5)
Less: Derivative asset	(21.0)			(114.7)
Non-current portion of long-term debt	7,422.6			8,853.0
Total long-term debt, net of derivative asset	7,401.6			9,884.8
Revolving Credit Facility
LONG-TERM DEBT
Long-term debt						$ 2,000.0	$ 25.0
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate			3.75%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate			5.125%
Cost
LONG-TERM DEBT
Long-term debt	7,426.7			10,019.7
Cost | Revolving Credit Facility
LONG-TERM DEBT
Long-term debt	750.6			188.0
Cost | Loan B Term Facility
LONG-TERM DEBT
Long-term debt	$ 0.0			$ 1,040.6
Cost | 3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	3.75%	3.75%		3.75%
Long-term debt	$ 0.0			$ 1,079.2
Cost | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	5.125%	5.125%		5.125%
Long-term debt	$ 0.0			$ 719.4
Cost | 3.500% USD senior secured notes ("3.500% 2028 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	3.50%	3.50%		3.50%
Long-term debt	$ 1,028.0			$ 1,079.2
Cost | 6.750% USD senior secured notes ("6.750% 2031 Secured Notes")
LONG-TERM DEBT
Borrowings, interest rate	6.75%	6.75%		6.75%
Long-term debt	$ 1,370.6			$ 1,438.9
Cost | 4.000% USD senior notes ("4.000% 2028 Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.00%	4.00%		4.00%
Long-term debt	$ 1,028.0			$ 1,079.2
Cost | 4.000% 2028 Notes, Initial Notes
LONG-TERM DEBT
Long-term debt		$ 500.0
Cost | 4.000% 2028 Notes, Additional Notes
LONG-TERM DEBT
Long-term debt		$ 250.0
Cost | 4.750% USD senior notes ("4.750% 2029 Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.75%	4.75%		4.75%
Long-term debt	$ 1,028.0			$ 1,079.2
Cost | 4.375% USD senior notes ("4.375% 2029 Notes")
LONG-TERM DEBT
Borrowings, interest rate	4.375%	4.375%		4.375%
Long-term debt	$ 753.8			$ 791.4
Cost | 6.625% USD senior notes ("6.625% 2032 Notes")
LONG-TERM DEBT
Borrowings, interest rate	6.625%	6.625%		6.625%
Long-term debt	$ 685.3			$ 719.4
Cost | 4.375% USD Solid Waste Disposal Revenue Bonds ("4.375% Bonds")
LONG-TERM DEBT
Borrowings, interest rate	4.375%	4.375%		4.375%
Long-term debt	$ 287.8			$ 302.2
Cost | Other
LONG-TERM DEBT
Long-term debt	494.6			503.0
Discount
LONG-TERM DEBT
Long-term debt	(5.1)			(7.5)
Derivative liability
LONG-TERM DEBT
Long-term debt	$ 55.6			$ 70.2